UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Item 1. REPORTS TO STOCKHOLDERS.

Annual Reports are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have an annual report to include here.

Annual Report 2012
For the Period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about May 30, 2012.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

April 25, 2012

Dear Fellow Shareholders of the Crescent Large Cap Macro Fund:

Enclosed for your review is the first Annual Report for the Crescent Large Cap Macro Fund (the “Fund”) for the fiscal year ending March 31, 2012.  The Fund formally launched on December 15, 2011, so this report reflects the period from that date through March 31, 2012.  Beginning with the annual report for 2012, future annual reports will discuss Fund performance for an entire 12 month period.  For the first quarter of 2012, the more conservative sector positioning and holdings of cash by the Fund contributed to overall performance that lagged the broader S&P 500 and Russell 1000 Growth Index, the performance benchmarks of the Fund.  Given the various macro risks facing financial markets, including the sovereign debt crisis in Europe and geopolitical tensions in the Middle East to name a few, we believe this positioning is appropriate and has benefited our performance so far in April.  The performance for the fiscal year ended March 31, 2012 is shown in the table below.  As a reminder, our goal with the Fund is to participate in the upside of the market while providing downside protection during periods of market volatility.  We attempt to do this by allocating the portfolio among various economic sectors and industry groups that we believe will perform the best given prevailing macro-economic conditions both in the U.S. and globally, as well as our expectations as to future economic conditions.   We also tactically utilize cash to hedge downside risk during periods of market volatility.

Period Ended March 31, 2012	Since Inception1	Net Expense Ratio2	Gross Expense Ratio3
Crescent Large Cap Macro Fund – Institutional Class Shares	13.50%	1.22%	1.68%
S&P 500 Index4	16.55%
Russell 1000 Growth Index4	17.65%
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.
1The Fund’s Inception date is December 15, 2012.
2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2013.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.
3Gross expense ratio is from the Fund’s prospectus dated November 14, 2011.
4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Quarterly Review and Outlook

As the Staples™ commercial says – “That was easy”.  While we thought the market would continue to recover in the New Year, I must say that we were surprised by the strength and duration of the move in equities during the first quarter. In fact, only three times since 1928 have we gotten a fourth quarter and first quarter back to back with 10%+ gains.  This was the fourth such occurrence.  Officially, for the three months ended March 31, 2012, the S&P 500 and Russell 1000 Growth indices ended up +12.6% and +14.7%, respectively, including dividends.

Sector performance was heavily skewed toward cyclical areas, with Financials and Technology leading the way, each up over +21% for the quarter.  Technology benefited tremendously from the strong run in Apple (AAPL) stock so far in 2012.   Three more economically sensitive areas rounded out the top five sectors, with Consumer Discretionary, Industrials and Materials ending up +16%, +11% and +11%, respectively.  Note only three sectors, Financials, Tech and Discretionary, outperformed the S&P 500 overall.  A few of last year’s winners fell to the bottom with Telecom (+2%) and Utilities (-2%) reflecting a rotation away from traditionally defensive areas.  While positive, Staples (+6%) and Healthcare (+9%) also finished below double digit gains for the quarter.  Despite oil trading over $100 per barrel for most of period, Energy stocks (+4%) lagged as concerns about diminished demand from high prices weighed on this sector.

The key issues from last quarter are still in plain view today – that is Europe and its impact on the global economy (esp. Asia), the elections here in the U.S. (and abroad), and finally on corporate earnings.  To this point, the strong data in the U.S. has trumped these uncertainties and, to be sure, European financial markets have stabilized significantly.  However, earnings season is upon us and the outlooks provided in the coming weeks will likely dictate the market’s direction in the near term.

This brings us to our final thought for this commentary which is the often referred to “fiscal cliff” approaching in 2013.  This includes a total of nearly $500 billion in expiring tax and expense cuts and fiscal support mechanisms adopted by the US Federal Reserve and Congress that are due to wind-down by the end of 2012.  Keep in mind that, given the impending election in November, these significant issues will have to be addressed by a “lame duck” Congress that has been mired in partisan gridlock for much of the past two years.  Not that this is impossible, after all the Bush tax cuts were extended during the last “lame duck” session in 2010, but it is a tall order in the best of circumstances.  While we see many encouraging developments in our country, the political and fiscal situation, probably more than any other, keeps us a little more cautious in the near-term.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Large Cap Macro Fund and our investment approach.

Sincerely,

Walter B. Todd, III
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

 The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Large Cap Macro Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of No Load Shares versus the S&P 500 Total Return Index and the Russell 1000 Growth Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of March 31, 2012	Since	Inception	Expense
	Inception	Date	Ratio*
Institutional Class	13.50%	12/15/11	1.68%
S&P 500 Total Return Index	16.55%	N/A	N/A
Russell 1000 Growth Index	17.65%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated November 14, 2011.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Large Cap Macro Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,600 after maximum sales load of 4.00%) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Class A Shares versus the S&P 500 Total Return Index and the Russell 1000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of March 31, 2012	Since	Inception	Expense
	Inception	Date	Ratio*
Advisor Class - No Sales Load	13.40%	12/27/11	1.93%
Advisor Class - 4.00% Maximum Sales Load	8.86%	12/27/11	1.93%
S&P 500 Total Return Index	11.92%	N/A	N/A
Russell 1000 Growth Index	13.53%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated November 14, 2011.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 88.24%

Consumer Discretionary - 11.10%
*	Bed Bath & Beyond, Inc.	2,300	$151,271
	CBS Corp. Cl. B	5,800	196,620
	Coach, Inc.	1,900	146,927
*	DIRECTV Cl. A	3,400	167,756
	McDonald's Corp.	525	51,513
	The Home Depot, Inc.	3,700	186,147
	Time Warner Cable, Inc.	1,200	97,764
	Yum! Brands, Inc.	2,100	149,478
			1,147,476
Consumer Staples - 9.07%
	Kraft Foods, Inc. Cl. A	5,800	220,458
μ	Nestle SA	3,000	188,826
	PepsiCo, Inc.	2,300	152,605
	The Coca-Cola Co.	2,600	192,374
	Unilever NV	5,400	183,762
			938,025
Energy - 10.04%
	Baker Hughes, Inc.	1,900	79,743
	Canadian Natural Resources Ltd.	2,800	93,016
	ConocoPhillips	1,700	129,217
	Devon Energy Corp.	2,000	142,240
	Exxon Mobil Corp.	2,600	225,498
	Pioneer Natural Resources Co.	900	100,395
	Schlumberger Ltd.	2,400	167,856
*	Weatherford International Ltd.	6,600	99,594
			1,037,559
Financials - 8.91%
	American Express Co.	2,400	138,864
	American Tower Corp. REIT	1,500	94,530
	BB&T Corp.	5,700	178,923
	BlackRock, Inc.	700	143,402
	Prudential Financial, Inc.	3,500	221,918
	Wells Fargo & Co.	4,200	143,388
			921,025
Health Care - 10.15%
*	Biogen Idec, Inc.	1,500	189,000
*	Celgene Corp.	2,400	186,048
*	Gilead Sciences, Inc.	1,300	63,518
	Johnson & Johnson	2,800	184,772
	Merck & Co., Inc.	3,650	140,160
			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2012
		Shares	Value (Note 1)

Health Care - (Continued)
μ	Sanofi	3,650	$141,401
μ	Teva Pharmaceutical Industries Ltd.	3,200	144,192
			1,049,091
Industrials - 10.52%
	CSX Corp.	6,300	135,450
	Emerson Electric Co.	3,500	182,630
	General Electric Co.	6,700	134,637
	Honeywell International, Inc.	3,000	183,150
	The Boeing Co.	2,500	185,950
	United Parcel Service, Inc. Cl. B	2,275	183,638
	Waste Management, Inc.	2,350	82,107
			1,087,562
Information Technology - 24.79%
	Accenture PLC Cl. A	1,700	109,667
*	Apple, Inc.	540	323,757
*	Broadcom Corp. Cl. A	3,700	145,410
	Cisco Systems, Inc.	8,900	188,235
*	eBay, Inc.	3,700	136,530
*	EMC Corp.	10,800	322,434
*	Google, Inc. Cl. A	425	272,527
	Intel Corp.	4,900	137,763
	International Business Machines Corp.	1,100	229,658
	Microsoft Corp.	8,600	277,393
	QUALCOMM, Inc.	4,100	279,046
*	Vmware, Inc. Cl. A	1,250	140,425
			2,562,845
Materials - 2.77%
	EI du Pont de Nemours & Co.	2,700	142,803
	The Mosaic Co.	2,600	143,754
			286,557
Telecommunications - 0.88%
μ	Vodafone Group PLC	3,300	91,311
			91,311

	Total Common Stocks (Cost $8,290,242)		9,121,451

EXCHANGE TRADED PRODUCT - 1.40%
*	iPATH S&P 500 VIX Short-Term Futures ETN	8,600	144,312

	Total Exchange Traded Product (Cost $201,834)		144,312

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments

As of March 31, 2012
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 10.03%
§ Federated Prime Obligations Fund, 0.19%		1,036,370	$1,036,370

Total Short-Term Investment (Cost $1,036,370)			1,036,370

Total Value of Investments (Cost $9,528,446) - 99.66%			$10,302,133

Other Assets Less Liabilities - 0.34%			34,969

Net Assets - 100%			$10,337,102

* Non-income producing investment	μ	American Depositary Receipt
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
NV - Naamloze Vennootschap		PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	11.10%	$1,147,476
Consumer Staples	9.07%	938,025
Energy	10.04%	1,037,559
Financials	8.91%	921,025
Health Care	10.15%	1,049,091
Industrials	10.52%	1,087,562
Information Technology	24.79%	2,562,845
Materials	2.77%	286,557
Telecommunications	0.88%	91,311
Exchange Traded Product	1.40%	144,312
Short-Term Investment	10.03%	1,036,370
Total	99.66%	$10,302,133

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities

As of March 31, 2012

Assets:
Investments, at value (cost $9,528,446)	$10,302,133
Receivables:
Fund shares sold	92,419
Dividends and interest	7,286
Prepaid expenses
Compliance services fees	875
Other expenses	4,088
Due from affiliates:
Advisor (note 2)	32,048

Total assets	10,438,849

Liabilities:
Payables:
Investments purchased	81,251
Accrued expenses	19,337
Disbursements in excess of cash on demand deposit	1,159

Total liabilities	101,747

Net Assets	$10,337,102

Net Assets Consist of:
Capital	$9,494,366
Undistributed net investment income	4,784
Undistributed net realized gain on investments	64,265
Net unrealized appreciation on investments	773,687

Total Net Assets	$10,337,102

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	529,286
Net Assets	6,005,651
Net Asset Value, Offering Price and Redemption Price Per Share	$11.35

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	381,972
Net Assets	4,331,451
Net Asset Value and Redemption Price Per Share	$11.34
Offering Price Per Share ($11.34 ÷ 96.00%)	$11.81

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Operations

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Investment Income:
Dividends	$33,238

Total Income	33,238

Expenses:
Advisory fees (note 2)	12,610
Administration fees (note 2)	7,124
Transfer agent fees (note 2)	8,422
Fund accounting fees (note 2)	9,968
Compliance service fees (note 2)	3,105
Custody fees (note 2)	2,020
Distribution and service fees - Advisor Class (note 3)	2,623
Registration and filing administration fees (note 2)	527
Legal fees	532
Audit and tax preparation fees	13,500
Registration and filing expenses	3,650
Printing expenses	665
Trustee fees and meeting expenses	3,030
Securities pricing fees	848
Other operating expenses	4,487

Total Expenses	73,111

Expenses reimbursed by advisor (note 2)	(32,047)
Advisory fees waived (note 2)	(12,610)

Net Expenses	28,454

Net Investment Income	4,784

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	64,265
Change in unrealized appreciation on investments	773,687

Realized and Unrealized Gain on Investments	837,952

Net Increase in Net Assets Resulting from Operations	$842,736

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Changes in Net Assets

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Operations:
Net investment income		$4,784
Net realized gain from investment transactions		64,265
Change in unrealized appreciation on investments		773,687

Net Increase in Net Assets Resulting from Operations		842,736

Capital Share Transactions:
Shares sold		9,588,972
Redemption fees		35
Shares repurchased		(94,641)

Increase from Capital Share Transactions		9,494,366

Net Increase in Net Assets		10,337,102

Net Assets:
Beginning of Period		-
End of Period		$10,337,102

Distributable Net Investment Income		$4,784

Share Information:
Institutional Class	Shares	Amount
Shares sold	529,826	$5,593,835
Shares repurchased	(540)	(6,086)
Net Increase in Capital Shares	529,286	$5,587,749
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	529,286	$5,587,749

Advisor Class	Shares	Amount
Shares sold	389,934	$3,995,137
Shares repurchased	(7,962)	(88,555)
Net Increase in Capital Shares	381,972	$3,906,582
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	381,972	$3,906,582

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Financial Highlights

For a share outstanding for the period from
December 15, 2011 (Date of Initial Public Investment) to March 31, 2012	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.01
Net realized and unrealized gain on securities	1.34

Total from Investment Operations	1.35

Net Asset Value, End of Period	$11.35

Total Return (c)(d)	13.50%

Net Assets, End of Period (in thousands)	$6,006

Average Net Assets for the Period (in thousands)	$3,620

Ratios of:
Gross Expenses to Average Net Assets (e)	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.22%	(a)
Net Investment Income to Average Net Assets	0.39%	(a)

Portfolio turnover rate	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

Crescent Large Cap Macro Fund

Financial Highlights

For a share outstanding for the period from
December 27, 2011 (Date of Initial Public Investment) to March 31, 2012	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	-
Net realized and unrealized gain on securities	1.34

Total from Investment Operations	1.34

Net Asset Value, End of Period	$11.34

Total Return (c)(d)	13.40%

Net Assets, End of Period (in thousands)	$4,331

Average Net Assets for the Period (in thousands)	$4,074

Ratios of:
Gross Expenses to Average Net Assets (e)	3.57%	(a)
Net Expenses to Average Net Assets (e)	1.49%	(a)
Net Investment Income to Average Net Assets	0.06%	(a)

Portfolio turnover rate	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

Crescent Large Cap Macro Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “large-cap” companies.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an Initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2012 for the Fund’s assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$9,121,451	$9,121,451	$-	$-
Exchange Traded Product	144,312	144,312	-	-
Short-Term Investment	1,036,370	1,036,370	-
Total Assets	$10,302,133	$10,302,133	$-	$-

*Refer to Schedule of Investments for breakdown by Industry

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the fiscal year.  As personal holding companies, the Funds may be subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.60% of the Fund’s average daily net assets.  For the initial period ended March 31, 2012 $12,610 in advisory fees were incurred and subsequently voluntarily waived by the Advisor. The Advisor has voluntarily reimbursed the Fund $32,047 for expenses, of which $32,047 was due the Fund at March 31, 2012.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended March 31, 2012, $2,623 in fees were incurred by the Distributor.
(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2012	$9,784,331	$1,356,520

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended March 31, 2012.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions in the open tax year of 2012 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial year ended March 31, 2012, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period ended March 31, 2012, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period ended March 31, 2012, there were no reclassifications necessary.

Distributions during the fiscal year ended were characterized for tax purposes as follows:

March 31, 2012
Ordinary Income	-
Long-term capital gain	-

At March 31, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$9,537,489

Unrealized Appreciation	$870,362
Unrealized Depreciation	(105,718)
Net Unrealized Appreciation	764,644
Undistributed Ordinary Income	78,092
Other Book/Tax Differences	-

Distributable Earnings	$842,736

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.  Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

BROOKWEINER L.L.C.[SM]
Certified Public Accountants • Business Consultants

125 South Wacker Drive • 10th Floor • Chicago, Illinois 60606-4433
Email: bwmail@brookweiner.com • Web: www.brookweiner.com
312.629.0900 • Fax: 312.629.0901

Members of the firm:
Rosanne B. Andersen
Sherwin A. Brook
Gordon M. Johnson
Elwood Kreger
Howard Leon
Donald E. Rattner
Allen D. Sered
David Weinberg
Sheldon Weiner

Robert J. Krawitz
(1942-2002)
Richard A. Sandlow
(1929-2000)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
Crescent Large Cap Macro Fund

We have audited the accompanying statement of assets and liabilities of the Crescent Large Cap Macro Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of March 31, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the initial period from December 15, 2011 (date of initial public investment) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Crescent Large Cap Macro Fund as of March 31, 2012, the results of its operations for the period from December 15, 2011 (date of initial public investment) to March 31, 2012, and the changes in net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
May 25, 2012

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2012.

During the fiscal year, no long-term capital gain distributions were paid from the Fund

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Approval of Advisory Agreement

The Advisor supervises the Fund’s investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on October 27, 2011, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.
(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor employs an investment selection process that primarily utilizes a variety of macro factors.  The Trustees further noted that the Fund’s principal officers are the President and Chief Operating Officer of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees discussed the Advisor’s experience managing investments and reviewed the historical performance of client accounts with the same investment goals and substantially similar investment strategies and policies as those of the Fund.  After reviewing this performance information, the Advisor’s experience managing other accounts, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Advisor responded to several questions about the financial condition of the firm and its principals.  The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was higher than those of some of the funds and lower than others, and lower than the peer group average.  The Trustees also determined that the Fund’s net expense ratio was higher than those of some of the funds and lower than others, and higher than the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  The Trustees also reviewed the Advisor’s fees for other clients as described in the Form ADV Part II.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor involved both the management fee and Expense Limitation Agreement.  The Trustees noted that, while the management fee would remain the same when the Fund reached higher asset levels, the Fund’s shareholders would benefit from the Expense Limitation Agreement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the agreement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that the Expense Limitation Agreement provided potential savings for the benefit of the Fund’s investors.
(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

(Continued)
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

5.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $1,172.16 during the fiscal year ended March 31, 2012 from the Fund for their services to the Fund and Trust.

(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 79	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	10
Independent Trustee of the following: DGHM Investment Trust for the two series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Giordano Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies); previously, Independent Trustee of New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 59	Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	10	None
Theo H. Pitt, Jr. Age: 75	Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	10
Independent Trustee of DGHM Investment Trust for its two series of that trust; Gardner Lewis Investment Trust for its two series of that trust and Hanna Investment Trust for its one series of that trust (all registered investment companies).  Previously, Independent Trustee of Hillman Capital Management Investment Trust for its two series from 2000 to 2009, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 58	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	10
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 51	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	10	None
(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Robert G. Fontana Age: 42 5950 Fairview Road Suite 610-A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).

D. Jerry Murphey Age: 53 821 Pacific Street Omaha, Nebraska 68108	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
			n/a	n/a
Julie M. Koethe Age: 31 821 Pacific Street Omaha, Nebraska 68108	Treasurer (FMX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
			n/a	n/a
Matthew R. Lee Age: 29 1777 Borel Place, Suite 415, San Mateo, CA 94402	President (Presidio Multi-Strategy Fund)	Since 2/10
Chief Executive Officer of Presidio Capital Investments, LLC (advisor to the Presidio Multi-Strategy Fund) since 2006;  Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) from 2004-2006; Associate at Bank of America Investments, Inc. (investment management) from 2003-2004.
			n/a	n/a
(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. Roumell Age: 50 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:44 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a
Mark A. Grimaldi Age: 49 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
Cort F. Meinelschmidt Age: 33 38 S. Potomac Street Suite 304 Hagerstown, MD 21740	President (SCS Tactical Allocation Fund)	Since 10/11
President of Sentinel Capital Solutions, Inc. (advisor to the Guardian Diversified Fund) since 2011; Financial Advisor for Centra Financial Services (investment services) from 2010-2011; Financial Advisor for Edward Jones (investment services) from 2004-2010.
				n/a	n/a
J. Philip Bell Age: 58 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael W. Nix Age: 39 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 10/11
Chief Operating Officer and Chief Financial Officer of Greenwood Capital Associates, LLC since 2011; previously Chief Investment Officer from 2007 to 2011 and Portfolio Manager/Analyst from 2003 to 2007.
				n/a	n/a
T. Lee Hale, Jr. Age: 34	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 34	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

6.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value December 15, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,135.00	$3.83
	$1,000.00	$1,011.07	$3.61
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Advisor Class Shares	Beginning Account Value December 27, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,134.00	$4.13
	$1,000.00	$ 1,009.15	$3.89
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Annual Report 2012
For the Period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, new fund risk, risks of investing in corporate debt securities, and sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about May 30, 2012.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

April 25, 2012

Dear Fellow Shareholders of the Crescent Strategic Income Fund:

Enclosed for your review is the first Annual Report for the Crescent Strategic Income Fund (the “Fund”) for the fiscal year ending March 31, 2012.  The Fund formally launched on December 15, 2011, so this report reflects the period from that date through March 31, 2012.  Beginning with the annual report for 2012, future annual reports will discuss Fund performance for an entire 12 month period.  The initial investments in the Fund occurred throughout January, which also happened to correspond with the lowest yields of the year.  Similarly to the prior two years, Treasury yields moved higher in February and March.  Our models indicated the best value was in the corporate bond sector, specifically those priced off of the 10-year Treasury note.  While the narrowing of corporate bond spread benefitted the Fund due to its being overweight that sector, longer duration exposure detracted from performance as rates moved higher.  Additionally, our bias for corporate bonds with higher credit ratings hurt performance as lower credit quality financial sector bonds significantly outperformed the more highly rated bonds in the industrial and utility sectors.  The performance for the three months ended March 31, 2012 is shown in the table below.  As a reminder, our process revolves around an active strategy of duration management, sector rotation, and credit selection.  We also use a small percentage of fixed income related strategies for tactical opportunities.  The objective of the Fund is total return consistent with preservation of capital.

Period Ended March 31, 2012	Since Inception1	Net Expense Ratio2	Gross Expense Ratio3
Crescent Strategic Income Fund – Institutional Class Shares	-0.24%	0.89%	1.43%
Barclays Intermediate Government/Credit Index 4	0.84%
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.
1The Fund’s Inception date is December 15, 2012.
2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2013.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.
3Gross expense ratio is from the Fund’s prospectus dated November 14, 2011.
4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Quarterly Review and Outlook

During the first quarter, Treasury market yields returned to the generational lows reached in the fourth quarter of 2011 before moving higher into the end of the quarter.  As a proxy, the 10-Year Treasury Note finished the quarter at 2.21% - up 0.33% from year-end.  This represents a total return of -2.2% for the quarter.  It is hard to figure the Federal Reserve would engage in another round of quantitative easing (QE3) with GDP at 3%; however, the Fed appears to be squarely focused on lowering the unemployment rate and likely will accept higher inflation readings for a better employment picture.

Combining the yield on the 10-Year Treasury Note with the average corporate interest rate spread (the amount of yield over treasuries investors require to assume the financial risk of that corporation) produced the lowest borrowing costs for corporations in many years.  Corporate treasurers took advantage of lower borrowing costs and issued the most debt in over 10 years.  The new supply was met with ample investor demand and corporate bonds outperformed treasury bonds by roughly 250 basis points.  Within the corporate sector, financial bonds performed the best as European concerns waned, followed by industrial bonds, but utility bonds had a slightly negative return for the quarter.  Just as in the fourth quarter of 2011, high yield bonds, or those rated below investment grade, continued their winning ways with the best performance in the first quarter relative to other ratings categories.

The bond market has struggled to reflect an improving economy.  While the stock market moved markedly higher in the past two quarters, the bond market was reluctant and remained focused on the troubling news flow from Europe.  The Federal Reserve has a few factors to consider in the coming months.  While it has pledged to keep rates low until late 2014, there hasn’t been a need for additional quantitative easing (QE) to this point.  Economic data in the first quarter was generally better than expected, perhaps aided by the mild winter weather around the country.  Finally, its “Operation Twist” program – the process of selling shorter-dated Treasury notes and buying longer-dated ones – is set to expire on June 30, 2012.  This expiration would remove a significant buyer that has aided in keeping long Treasury rates low.  If the economic data continues to improve and core inflation readings remain above 2%, we expect longer-dated rates to move above their current levels.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Strategic Income Fund and our investment approach.

Sincerely,

John D. Wiseman
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

 The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Strategic Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of No Load Shares versus the Barclays Capital U.S. Intermediate Gov't/Credit Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of March 31, 2012	Since	Inception	Expense
	Inception	Date	Ratio*
Institutional Class	-0.24%	12/15/11	1.43%
Barclays Capital U.S. Intermediate Gov't/Credit Index	0.84%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated November 14, 2011.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Strategic Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,600 after maximum sales load of 4.00%) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Class A Shares versus the Barclays Capital U.S. Intermediate Gov't/Credit Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of March 31, 2012	Since	Inception	Expense
	Inception	Date	Ratio*
Advisor Class - No Sales Load	-0.39%	12/27/11	1.68%
Advisor Class - 4.00% Maximum Sales Load	-4.37%	12/27/11	1.68%
Barclays Capital U.S. Intermediate Gov't/Credit Index	1.06%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated November 14, 2011.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Crescent Strategic Income Fund

Schedule of Investments

As of March 31, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 57.19%
ABB Treasury Center USA, Inc.	$175,000	2.500%	6/15/2016	$178,437
Albemarle Corp.	200,000	4.500%	12/15/2020	215,062
American Express Credit Corp.	25,000	7.300%	8/20/2013	27,053
American Express Credit Corp.	150,000	2.750%	9/15/2015	155,629
Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	327,610
Bank of America Corp.	50,000	6.250%	4/15/2012	50,095
Bayer Corp.	300,000	7.125%	10/1/2015	349,407
BB&T Corp.	150,000	4.750%	10/1/2012	152,913
Carolina Power & Light Co.	25,000	5.125%	9/15/2013	26,617
Caterpillar Financial Services Corp.	25,000	5.450%	4/15/2018	29,655
ConocoPhillips	25,000	5.200%	5/15/2018	29,785
Consolidated Natural Gas Co.	25,000	5.000%	12/1/2014	27,458
Corning, Inc.	200,000	6.625%	5/15/2019	240,893
Diageo Capital PLC	180,000	4.850%	5/15/2018	200,148
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	57,163
EI du Pont de Nemours & Co.	125,000	5.250%	12/15/2016	146,045
Enbridge, Inc.	25,000	5.800%	6/15/2014	27,291
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,063
General Electric Capital Corp.	100,000	5.625%	5/1/2018	115,909
Honeywell International, Inc.	25,000	5.400%	3/15/2016	28,700
Illinois Tool Works, Inc.	218,000	3.375%	9/15/2021	222,628
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	207,483
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	257,211
Lowe's Cos., Inc.	100,000	5.400%	10/15/2016	116,438
Matson Navigation Co., Inc.	125,000	5.273%	7/29/2029	143,115
Medtronic, Inc.	125,000	4.450%	3/15/2020	140,760
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	181,323
New York Life Global Funding	200,000	1.650%	5/15/2017	198,328
Ohio Power Co.	125,000	4.850%	1/15/2014	131,765
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	158,916
PepsiCo., Inc.	200,000	3.125%	11/1/2020	205,414
PNC Funding Corp.	150,000	2.700%	9/19/2016	154,556
Principal Life Income Funding Trusts	25,000	5.100%	4/15/2014	26,623
Stryker Corp.	200,000	2.000%	9/30/2016	205,010
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	144,500
The Charles Schwab Corp.	25,000	4.950%	6/1/2014	27,115
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	206,981
Wells Fargo & Co.	150,000	3.676%	6/15/2016	160,187
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	137,916

Total Corporate Bonds (Cost $5,461,588)				5,436,202

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments

As of March 31, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

FEDERAL AGENCY OBLIGATIONS - 5.33%
Fannie Mae REMICS	$49,402	3.000%	8/25/2029	$51,701
Federal National Mortgage Association	50,000	0.625%	10/25/2013	50,008
Federal National Mortgage Association	250,000	0.625%	3/21/2016	249,435
Federal National Mortgage Association	100,000	3.100%	8/23/2017	103,104
Freddie Mac REMICS	49,686	3.000%	12/15/2026	52,239

Total Federal Agency Obligations (Cost $507,610)				506,487

PREFERRED STOCKS - 2.60%
JPMorgan Chase Capital XXIX	2,500	6.700%		64,050
Raymond James Financial, Inc.	2,500	6.900%		64,275
The Goldman Sachs Group, Inc.	2,000	6.125%		50,720
US Bancorp.	2,500	6.500%		68,275

Total Preferred Stocks (Cost $242,985)				247,320

TREASURY NOTES - 18.93%
United States Treasury Note/Bond	250,000	2.750%	10/31/2013	259,561
United States Treasury Note/Bond	800,000	1.000%	10/31/2016	802,000
United States Treasury Note/Bond	700,000	2.625%	8/15/2020	738,008

Treasury Notes (Cost $1,811,692)				1,799,569

EXCHANGE TRADED PRODUCTS - 1.50%
* iPath US Treasury Steepener ETN	1,000			40,770
* ProShares UltraShort Lehman 7-10 Year	2,000			62,820
SPDR Barclays Capital High Yield Bond	1,000			39,370

Exchange Traded Products (Cost $145,358)				142,960

SHORT-TERM INVESTMENT - 16.56%
§	Federated Prime Obligations Fund, 0.19%			1,573,699

Short-Term Investment (Cost $1,573,699)				1,573,699

Total Value of Investments (Cost $9,742,932) - 102.11%				$9,706,237

Liabilities in Excess of Other Assets - (2.11)%				(200,552)

Net Assets - 100%				$9,505,685

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments

As of March 31, 2012

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)
LLC - Limited Liability Company

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Corporate Bonds	57.19%	$5,436,202
Federal Agency Obligations	5.33%	506,487
Preferred Stocks	2.60%	247,320
Treasury Notes	18.93%	1,799,569
Exchange Traded Products	1.50%	142,960
Short-Term Investment	16.56%	1,573,699
Total	102.11%	$9,706,237

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities

As of March 31, 2012

Assets:
Investments, at value (cost $9,742,932)	$9,706,237
Receivables:
Fund shares sold	86,451
Dividends and interest	65,079
Prepaid expenses
Compliance services fees	875
Other expenses	4,064
Due from affiliates:
Advisor (note 2)	44,740

Total assets	9,907,446

Liabilities:
Payables:
Investments purchased	355,035
Fund shares repurchased	21,000
Accrued expenses
Fund accounting fees	8
Other expenses	18,739
Disbursements in excess of cash	6,979

Total liabilities	401,761

Net Assets	$9,505,685

Net Assets Consist of:
Capital	$9,542,368
Distributable net investment income	156
Accumulated net realized loss on investments	(144)
Net unrealized depreciation on investments	(36,695)

Total Net Assets	$9,505,685

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	850,074
Net Assets	8,469,471
Net Asset Value, Offering Price and Redemption Price Per Share	$9.96

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	103,986
Net Assets	1,036,214
Net Asset Value and Redemption Price Per Share	$9.96
Offering Price Per Share ($103,986.00 ÷ 96.00%)	$10.38

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Investment Income:
Interest	$21,028
Dividends	3,615

Total Income	24,643

Expenses:
Advisory fees (note 2)	5,101
Administration fees (note 2)	7,113
Transfer agent fees (note 2)	8,387
Fund accounting fees (note 2)	9,904
Compliance service fees (note 2)	3,106
Custody fees (note 2)	1,891
Distribution and service fees - Advisor Class (note 3)	829
Registration and filing administration fees (note 2)	527
Legal fees	167
Audit and tax preparation fees	13,865
Registration and filing expenses	3,637
Printing expenses	665
Trustee fees and meeting expenses	3,030
Securities pricing fees	858
Other operating expenses	4,486

Total Expenses	63,566

Expenses reimbursed by advisor (note 2)	(44,741)
Advisory fees waived (note 2)	(5,101)

Net Expenses	13,724

Net Investment Income	10,919

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(144)
Change in unrealized depreciation on investments	(36,695)

Realized and Unrealized Loss on Investments	(36,839)

Net Decrease in Net Assets Resulting from Operations	$(25,920)

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Changes in Net Assets

For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012

Operations:
Net investment income		$10,919
Net realized loss from investment transactions		(144)
Change in unrealized depreciation on investments		(36,695)

Net Decrease in Net Assets Resulting from Operations		(25,920)

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class		(10,619)
Advisor Class		(144)

Decrease in Net Assets Resulting from Distributions		(10,763)

Capital Share Transactions:
Shares sold		9,876,199
Reinvested dividends and distributions		4,836
Shares repurchased		(338,667)

Increase from Capital Share Transactions		9,542,368

Net Increase in Net Assets		9,505,685

Net Assets:
Beginning of Period		-
End of Period		$9,505,685

Undistributed Net Investment Income		$156

Share Information:
Institutional Class	Shares	Amount
Shares sold	852,115	$8,523,240
Reinvested distributions	468	4,691
Shares repurchased	(2,509)	(25,000)
Net Increase in Capital Shares	850,074	$8,502,931
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	850,074	$8,502,931

Advisor Class	Shares	Amount
Shares sold	135,428	$1,352,960
Reinvested dividends and distributions	14	144
Shares repurchased	(31,456)	(313,667)
Net Increase in Capital Shares	103,986	$1,039,437
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	103,986	$1,039,437

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights

For a share outstanding for the period from
December 15, 2011 (Date of Initial Public Investment) to March 31, 2012	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.02
Net realized and unrealized loss on securities	(0.04)

Total from Investment Operations	(0.02)

Less Distributions:
Dividends (from net investment income)	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.96

Total Return (c)(d)	(0.24)%

Net Assets, End of Period (in thousands)	$8,469

Average Net Assets for the Period (in thousands)	$4,002

Ratios of:
Gross Expenses to Average Net Assets (e)	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.89%	(a)
Net Investment Income/(Loss) to Average Net Assets	0.85%	(a)

Portfolio turnover rate	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

	(Continued)

Crescent Strategic Income Fund

Financial Highlights

For a share outstanding for the period from
December 27, 2011 (Date of Initial Public Investment) to March 31, 2012	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net realized and unrealized loss on securities	(0.05)

Total from Investment Operations	(0.04)

Less Distributions:
Dividends (from net investment income)	(0.00)

Total Distributions	(0.00)

Net Asset Value, End of Period	$9.96

Total Return (c)(d)	(0.39)%

Net Assets, End of Period (in thousands)	$1,036

Average Net Assets for the Period (in thousands)	$1,145

Ratios of:
Gross Expenses to Average Net Assets (e)	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.04%	(a)
Net Investment Income/(Loss) to Average Net Assets	0.31%	(a)

Portfolio turnover rate	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

Crescent Strategic Income Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent equality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, exchange traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government securities (treasury notes). U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency securities (federal agency obligations). U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2012 for the Fund’s assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$5,436,202	$-	$5,436,202	$-
Federal Agency Obligations	506,487	-	506,487	-
Preferred Stocks	247,320	-	247,320	-
Treasury Notes	1,799,569	-	1,799,569	-
Exchange Traded Products	142,960	142,960	-	-
Short-Term Investment	1,573,699	1,573,699	-	-
Total Assets	$9,706,237	$1,716,659	$7,989,578	$-

*Refer to Schedule of Investments for breakdown by Industry

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf, which are allocated according to methods reviewed annually by the Trustees.
(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the fiscal year.  As personal holding companies, the Funds may be subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.35% of the Fund’s average daily net assets.  For the initial period ended March 31, 2012, $5,101 in advisory fees were incurred and subsequently voluntarily waived by the Advisor.  Additionally, the Advisor reimbursed the Fund for $44,741 of the expenses incurred.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the initial period ended March 31, 2012, $829 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2012	$8,558,832	$369,064

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended March 31, 2012.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions in the open tax year of 2012 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial year ended March 31, 2012, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period ended March 31, 2012, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period ended March 31, 2012, there were no reclassifications necessary.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements

Distributions during the fiscal year ended were characterized for tax purposes as follows:

March 31, 2012
Ordinary Income	$10,763
Long-term capital gain	-

At March 31, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 9,748,836

Unrealized Appreciation	$23,916
Unrealized Depreciation	(66,515)
Net Unrealized Appreciation (Depreciation)	(42,599)
Undistributed Ordinary Income	5,915

Accumulated Losses	$ (36,684)

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.  Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
Crescent Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of the Crescent Strategic Income Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of March 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the initial period from December 15, 2011 (date of initial public investment) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Crescent Strategic Income Fund as of March 31, 2012, the results of its operations for the period from December 15, 2011 (date of initial public investment) to March 31, 2012, and the changes in net assets and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
May 25, 2012

Crescent Strategic Income Fund

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2012.

During the fiscal year, no long-term capital gain distributions were paid from the Fund

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.    Approval of Advisory Agreement

The Advisor supervises the Fund’s investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on October 27, 2011, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor employs an investment selection process that primarily utilizes a variety of macro factors.  The Trustees further noted that the Fund’s principal officers are the President and Chief Operating Officer of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees discussed the Advisor’s experience managing investments and reviewed the historical performance of client accounts with the same investment goals and substantially similar investment strategies and policies as those of the Fund.  After reviewing this performance information, the Advisor’s experience managing other accounts, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Advisor responded to several questions about the financial condition of the firm and its principals.  The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was higher than those of some of the funds and lower than others, and lower than the peer group average.  The Trustees also determined that the Fund’s net expense ratio was higher than those of some of the funds and lower than others, and higher than the peer group average.  The Trustees noted that the Fund’s asset levels were expected to be much smaller than the industry average during its start-up phase.  The Trustees also reviewed the Advisor’s fees for other clients as described in the Form ADV Part II.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor involved both the management fee and Expense Limitation Agreement.  The Trustees noted that, while the management fee would remain the same when the Fund reached higher asset levels, the Fund’s shareholders would benefit from the Expense Limitation Agreement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the agreement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s projected

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that the Expense Limitation Agreement provided potential savings for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

5.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $1,172.16 during the fiscal year ended March 31, 2012 from the Fund for their services to the Fund and Trust.
(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 79	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	10
Independent Trustee of the following: DGHM Investment Trust for the two series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Giordano Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies); previously, Independent Trustee of New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 59	Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	10	None
Theo H. Pitt, Jr. Age: 75	Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	10
Independent Trustee of DGHM Investment Trust for its two series of that trust; Gardner Lewis Investment Trust for its two series of that trust and Hanna Investment Trust for its one series of that trust (all registered investment companies).  Previously, Independent Trustee of Hillman Capital Management Investment Trust for its two series from 2000 to 2009, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 58	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	10
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 51	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	10	None

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Robert G. Fontana Age: 42 5950 Fairview Road Suite 610-A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).
			n/a	n/a
D. Jerry Murphey Age: 53 821 Pacific Street Omaha, Nebraska 68108	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
			n/a	n/a
Julie M. Koethe Age: 31 821 Pacific Street Omaha, Nebraska 68108	Treasurer (FMX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
			n/a	n/a
Matthew R. Lee Age: 29 1777 Borel Place, Suite 415, San Mateo, CA 94402	President (Presidio Multi-Strategy Fund)	Since 2/10
Chief Executive Officer of Presidio Capital Investments, LLC (advisor to the Presidio Multi-Strategy Fund) since 2006;  Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) from 2004-2006; Associate at Bank of America Investments, Inc. (investment management) from 2003-2004.
			n/a	n/a

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. Roumell Age: 50 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:44 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a
Mark A. Grimaldi Age: 49 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
Cort F. Meinelschmidt Age: 33 38 S. Potomac Street Suite 304 Hagerstown, MD 21740	President (SCS Tactical Allocation Fund)	Since 10/11
President of Sentinel Capital Solutions, Inc. (advisor to the Guardian Diversified Fund) since 2011; Financial Advisor for Centra Financial Services (investment services) from 2010-2011; Financial Advisor for Edward Jones (investment services) from 2004-2010.
				n/a	n/a
J. Philip Bell Age: 58 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael W. Nix Age: 39 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 10/11
Chief Operating Officer and Chief Financial Officer of Greenwood Capital Associates, LLC since 2011; previously Chief Investment Officer from 2007 to 2011 and Portfolio Manager/Analyst from 2003 to 2007.
				n/a	n/a
T. Lee Hale, Jr. Age: 34	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 34	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

6.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Institutional Class Shares	Beginning Account Value December 15, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 997.60	$2.60
	$1,000.00	$1,012.06	$2.61
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value December 27, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 996.10	$2.70
	$1,000.00	$ 1,010.31	$2.72
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Item 2.     CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, March 31, 2012, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the initial fiscal period are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BrookWeiner, LLC (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for the fiscal period.

Fund	2012
Crescent Large Cap Macro Fund	$12,000
Crescent Mid Cap Macro Fund	n/a
Crescent Strategic Income Fund	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the initial fiscal period for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the initial fiscal period for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2012
Crescent Large Cap Macro Fund	$1,500
Crescent Mid Cap Macro Fund	n/a
Crescent Strategic Income Fund	$1,500

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the initial fiscal period.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal period at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	There were no aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the initial fiscal period ended March 31, 2012. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.   CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
Date: May 31, 2012	J. Philip Bell President and Principal Executive Officer The Crescent Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: May 31, 2012	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/ Michael W. Nix
Date: May 31, 2012	Michael W. Nix Treasurer and Principal Financial Officer The Crescent Funds